INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Taxes [Abstract]
Non-current assets	$ 0	$ 0
Non-current liabilities	(793)	(1,088)
Non-current deferred tax assets and liabilities	$ (793)	$ (1,088)	$ (285)	$ (246)